Short-Term Borrowings	12 Months Ended
Dec. 31, 2010
Short-Term Borrowings [Abstract]
Short-Term Borrowings

Note 10 Short-Term Borrowings

        The following table sets forth information about short-term borrowings, consisting of overnight securities sold under agreements to repurchase, for the year ended December 31, 2010 and the period ended December 31, 2009 (dollars in thousands):

	December 31, 2010	December 31, 2009
Maximum outstanding at any month-end	$17,459	$2,972
Balance outstanding at end of year	$492	$2,972
Average outstanding during the year	$7,812	$2,091
Average interest rate during the year	0.92%	0.02%
Average interest rate at end of year	0.43%	0.01%

        As of December 31, 2010 and 2009, the Company had pledged mortgage-backed securities with a carrying value of approximately $25.3 million and $5.1 million, respectively, as collateral for securities sold under agreements to repurchase.

        As of December 31, 2010, the Bank had unused borrowing capacity at the Federal Reserve Bank of approximately $74.4 million and unused Federal Funds lines of credit with other financial institutions totaling $85 million.